SCHEDULE OF PREPAYMENTS AND OTHER CURRENT ASSETS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Prepayments And Other Current Assets
Advance to suppliers		¥ 44,277	¥ 60,721
Deposits		13,452	11,417
Staff advances		967	902
Deductible input VAT		39,999	25,975
Receivables from third party payment platforms		1,594	1,387
Others		9,166	7,727
Prepayments and Other Current Assets	$ 15,417	¥ 109,455	¥ 108,129